INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
Balance at beginning of year	$ 6,005	¥ 38,901	¥ 27,405	¥ 11,577
Increase relating to current year tax positions	1,157	7,496	18,014	18,843
Decrease relating to prior year tax positions	(173)	(1,119)	(5,202)	(2,955)
Decrease relating to expiration of applicable statute of limitations	(354)	(2,295)	(1,316)	(60)
Balance at end of year	$ 6,635	¥ 42,983	¥ 38,901	¥ 27,405